Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

April 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)
Registration Statement on Form N-14 (File Nos. 333-194709)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the Registrant’s Prospectus/Information Statement dated April 23, 2014, in the exact form in which they will be used.

We are also filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Statement of Additional Information dated April 23, 2014, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-14 Statement of Additional Information for the Registrant. The Statement of Additional Information was filed electronically with the Securities and Exchange Commission on April 23, 2014 via EDGAR (Accession Number 0001193125-14-154629).

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ T. Gregory Reymann II

T. Gregory Reymann, II

Vice President and Assistant General Counsel

Transamerica Asset Management, Inc.